Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Municipal Securities Income Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2013